UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds:

BlackRock Emerging Market Allocation Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Consolidated Schedule of Investments July 31, 2015 (Unaudited)	BlackRock Emerging Market Allocation Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
United States — 10.0%
3M Co., 3.88%, 6/15/44	$100	$97,879
Abbott Laboratories, 5.30%, 5/27/40	100	115,326
Amazon.com, Inc.:
4.80%, 12/05/34	100	101,252
4.95%, 12/05/44	75	75,105
American Express Co., 4.05%, 12/03/42	75	70,423
Apple, Inc.:
3.85%, 5/04/43	150	138,353
3.45%, 2/09/45	175	150,045
4.38%, 5/13/45	150	150,612
Bristol-Myers Squibb Co., 4.50%, 3/01/44	100	106,807
Eli Lilly & Co., 3.70%, 3/01/45	100	92,509
General Electric Co.:
4.13%, 10/09/42	125	122,913
4.50%, 3/11/44	100	104,098
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	200	240,539
4.80%, 7/08/44	150	152,503
HSBC Holdings PLC:
6.50%, 9/15/37	225	270,178
6.10%, 1/14/42	225	280,740
Intel Corp.:
4.80%, 10/01/41	75	76,937
4.25%, 12/15/42	100	94,204
International Business Machines Corp.:
5.60%, 11/30/39	75	86,086
4.00%, 6/20/42	75	69,066
Johnson & Johnson, 4.38%, 12/05/33	200	215,386
Merck & Co., Inc.:
6.50%, 12/01/33	100	133,024
3.70%, 2/10/45	150	137,465
Microsoft Corp.:
3.50%, 2/12/35	75	69,492
5.30%, 2/08/41	175	201,227
3.75%, 2/12/45	200	182,940
Oracle Corp.:
4.30%, 7/08/34	225	225,554
3.90%, 5/15/35	100	94,931
5.38%, 7/15/40	200	224,111
4.13%, 5/15/45	150	141,651
PepsiCo, Inc.:
4.00%, 3/05/42	100	95,719
4.25%, 10/22/44	100	98,883
Pfizer, Inc.:
7.20%, 3/15/39	100	137,190
4.40%, 5/15/44	125	125,828
The Procter & Gamble Co., 5.55%, 3/05/37	150	185,137
Corporate Bonds	Par (000)	Value
United States (concluded)
QUALCOMM, Inc., 4.80%, 5/20/45	$125	$112,919
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	250	291,813
6.50%, 8/15/37	200	263,389
5.63%, 4/01/40	75	90,815
5.63%, 4/15/41	200	244,823
4.30%, 4/22/44	200	206,614

		6,074,486
Total Corporate Bonds — 10.0%		6,074,486

Foreign Agency Obligations
Chile — 0.7%
Corp. Nacional del Cobre de Chile:
4.50%, 8/13/23	200	206,947
4.25%, 7/17/42	200	173,218

		380,165
China — 0.3%
State Grid Overseas Investment 2013, Ltd., 3.13%, 5/22/23	200	196,772
Hong Kong — 0.5%
Sinochem Overseas Capital Co. Ltd., 4.50%, 11/12/20	100	105,821
Sinopec Group Overseas Development 2012, Ltd., 3.90%, 5/17/22	200	204,934

		310,755
Kazakhstan — 0.3%
KazMunayGas National Co. JSC, 4.88%, 5/07/25	200	180,200
Malaysia — 1.1%
Petroliam Nasional BHD, 7.63%, 10/15/26	200	266,752
Petronas Capital, Ltd.:
5.25%, 8/12/19	200	221,416
4.50%, 3/18/45	200	192,090

		680,258
Mexico — 0.3%
Petroleos Mexicanos:
5.50%, 1/21/21	100	108,229
6.50%, 6/02/41	50	52,260
5.63%, 1/23/46	25	23,557

		184,046
Netherlands — 0.4%
Kazakhstan Temir Zholy Finance BV, 6.38%, 10/06/20	200	207,700

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015	1

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)	Value
Philippines — 0.3%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24	$150	$197,250
South Africa — 0.3%
Eskom Holdings SOC, Ltd., 5.75%, 1/26/21	200	194,320
United Kingdom — 0.8%
AstraZeneca PLC, 6.45%, 9/15/37	200	259,196
Sinopec Group Overseas Development 2013, Ltd., 4.38%, 10/17/23	200	208,730

		467,926
Total Foreign Agency Obligations — 5.0%		2,999,392

Foreign Government Obligations
Argentine Republic Government International Bond:
8.75%, 6/02/17	25	24,127
8.28%, 12/31/33	168	159,580
2.50%, 12/31/38	155	90,210
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 7/12/20	100	103,600
Brazilian Government International Bond:
4.88%, 1/22/21	900	928,800
8.88%, 4/15/24	100	129,000
4.25%, 1/07/25	400	377,400
8.75%, 2/04/25	250	320,625
8.25%, 1/20/34	200	240,000
7.13%, 1/20/37	300	327,000
5.00%, 1/27/45	200	167,300
Chile Government International Bond, 2.25%, 10/30/22	250	243,375
Colombia Government International Bond:
4.38%, 7/12/21	800	832,000
4.00%, 2/26/24	200	199,200
8.13%, 5/21/24	150	190,875
7.38%, 9/18/37	200	245,000
6.13%, 1/18/41	250	269,375
5.63%, 2/26/44	200	203,000
The Export-Import Bank of China, 3.63%, 7/31/24	200	204,184
Indonesia Government International Bond:
3.75%, 4/25/22	600	592,500
8.50%, 10/12/35	100	134,250
6.63%, 2/17/37	100	112,625
Foreign Government Obligations	Par (000)	Value
Indonesia Government International Bond (concluded):
7.75%, 1/17/38	$200	$253,500
Lithuania Government International Bond:
5.13%, 9/14/17	200	216,146
7.38%, 2/11/20	500	597,900
6.13%, 3/09/21	550	637,611
6.63%, 2/01/22	200	239,750
Mexico Government International Bond:
5.63%, 1/15/17	200	212,400
5.95%, 3/19/19	150	168,000
5.13%, 1/15/20	200	220,300
3.63%, 3/15/22	400	405,400
4.00%, 10/02/23	400	412,000
3.60%, 1/30/25	200	198,500
8.30%, 8/15/31	200	295,500
6.75%, 9/27/34	100	126,250
6.05%, 1/11/40	250	288,750
4.75%, 3/08/44	330	320,100
5.55%, 1/21/45	250	270,000
5.75%, 10/12/49	276	276,690
Panama Government International Bond:
7.13%, 1/29/26	500	636,250
6.70%, 1/26/36	100	125,000
4.30%, 4/29/53	200	178,000
Peruvian Government International Bond:
7.13%, 3/30/19	200	233,500
7.35%, 7/21/25	100	130,250
8.75%, 11/21/33	100	150,750
6.55%, 3/14/37	430	536,425
5.63%, 11/18/50	250	281,250
Philippine Government International Bond:
8.38%, 6/17/19	150	184,687
4.00%, 1/15/21	300	324,000
4.20%, 1/21/24	300	330,000
5.50%, 3/30/26	400	476,500
9.50%, 2/02/30	100	163,000
7.75%, 1/14/31	100	145,625
6.38%, 10/23/34	400	537,000
5.00%, 1/13/37	400	470,000
Poland Government International Bond:
6.38%, 7/15/19	200	231,750
5.13%, 4/21/21	700	786,058
5.00%, 3/23/22	200	223,410
4.00%, 1/22/24	250	264,120

2	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio (Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)	Value
Romanian Government International Bond:
6.75%, 2/07/22	$100	$118,000
4.38%, 8/22/23	300	312,720
4.88%, 1/22/24	400	429,506
6.13%, 1/22/44	126	145,520
Russian Foreign Bond — Eurobond:
5.00%, 4/29/20	300	305,948
4.50%, 4/04/22	200	194,500
4.88%, 9/16/23	200	194,500
12.75%, 6/24/28	200	309,000
7.50%, 3/31/30	484	566,719
South Africa Government International Bond:
5.88%, 5/30/22	500	554,485
4.67%, 1/17/24	200	204,750
5.88%, 9/16/25	200	222,516
6.25%, 3/08/41	100	114,320
Turkey Government International Bond:
7.50%, 7/14/17	100	110,060
6.75%, 4/03/18	400	439,920
7.50%, 11/07/19	100	114,830
5.13%, 3/25/22	200	208,116
5.75%, 3/22/24	200	214,857
7.38%, 2/05/25	100	119,000
8.00%, 2/14/34	100	128,000
6.88%, 3/17/36	50	57,500
6.75%, 5/30/40	100	114,000
4.88%, 4/16/43	400	360,000
6.63%, 2/17/45	200	228,400
Ukraine Government International Bond, 7.95%, 2/23/21	200	116,600
Uruguay Government International Bond, 7.63%, 3/21/36	200	266,750
Venezuela Government International Bond:
7.75%, 10/13/19	250	92,500
12.75%, 8/23/22	250	111,250
9.00%, 5/07/23	50	18,250
8.25%, 10/13/24	235	84,600
11.75%, 10/21/26	250	104,125
Foreign Government Obligations	Par (000)	Value
Venezuela Government International Bond (concluded):
9.25%, 9/15/27	$185	$77,237
11.95%, 8/05/31	300	124,500
7.00%, 3/31/38	150	51,563
Total Foreign Government Obligations — 40.3%		24,454,940

Investment Companies (a)	Shares
United States — 5.5%
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio	317,504	2,746,413
iShares MSCI Frontier 100 ETF	20,794	570,172
Total Investment Companies — 5.5%		3,316,585
Total Long-Term Investments (Cost — $37,966,392) — 60.8%		36,845,403

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (a)(b)	23,244,838	23,244,838
Total Short-Term Securities (Cost — $23,244,838) — 38.4%		23,244,838
Total Investments (Cost — $61,211,230*) — 99.2%		60,090,241
Other Assets Less Liabilities — 0.8%		496,217

Net Assets — 100.0%		$60,586,458

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$61,913,103

Gross unrealized appreciation	$216,436
Gross unrealized depreciation	(2,039,298)

Net unrealized depreciation	$(1,822,862)

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015	3

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Notes to Schedule of Investments

Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2015, for purposes of Section 2(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Shares Purchased	Shares Sold	Shares Held at July 31, 2015	Value at July 31, 2015	Income	Realized Gain
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio	309,065	8,439	—	317,504	$2,746,413	$69,158	—
BlackRock Liquidity Funds, TempFund, Institutional Class	24,500,331	—	(1,255,493)[1]	23,244,838	$23,244,838	$14,569	—
iShares MSCI Frontier 100 ETF	13,244	7,550	—	20,794	$570,172	$47,431	—
[1] Represents net shares sold.

(b)	Represents the current yield as of report date.

Portfolio Abbreviations

ADR	American Depositary Receipts
ALL	Albanian Lek
BHD	Bahraini Dinar
CLP	Chilean Peso
CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
MTN	Medium-Term Note
PCL	Public Company Limited
REIT	Real Estate Investment Trust
S&P	Standard and Poor’s
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of July 31, 2015

Financial Futures Contracts

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
152	SGX S&P Nifty Index	Singapore Exchange Derivatives Clearing Limited	August 2015	$2,606,192	$918

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
INR	163,633,417	USD	2,535,380	Bank of America N.A.	9/30/15	$(849)

4	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Over-the-Counter (“OTC”) Interest Rate Swaps:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation
THB 2.42%[1]	6 Month LIBOR	Bank of America N.A.	9/16/15[2]	9/16/20	95,460	$46,372	—	$46,372
TWD 1.48%[1]	3 Month LIBOR	Bank of America N.A.	9/16/15[2]	9/16/20	85,540	34,917	—	34,917
						$81,289	—	$81,289

[1] Fund pays the floating rate and receives the fixed rate.
[2] Forward swap.

OTC Total Return Swaps3

Reference Entity	Counterparty	Expiration Dates	Notional Amount	Unrealized Appreciation (Depreciation)	Net Value of Reference Entities
Equity Securities Long/Short:	Goldman Sachs & Co.	7/27/15 — 2/03/17	$19,279,719	$(573,296)[4]	$18,354,175
	Goldman Sachs & Co.	8/27/15 — 7/27/23	$477,573	17,679 [5]	486,069
	UBS AG	8/08/16	$17,904,338	(1,434,563)[6]	16,053,843
Total				$(1,990,180)	$34,894,087

[3]     The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1075 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

IntercontinentalExchange LIBOR:
USD 1 Month; USD Spot Next
[4] Amount includes $352,248 of net dividends and financing fees.
[5] Amount includes $9,183 of net dividends and financing fees.
[6] Amount includes $415,932 of net dividends and financing fees.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015	5

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio (Percentages shown are based on Net Assets)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2015, expiration dates 7/27/15 — 2/03/17:

	Shares	Value
Reference Entity — Long
Brazil
AMBEV SA	30,100	$171,073
AMBEV SA, ADR	41,455	235,464
Banco Bradesco SA — ADR	23,573	187,170
Banco Bradesco SA, Preference Shares	15,740	125,407
Banco do Brasil SA	24,500	157,778
Braskem SA — ADR	27,087	196,381
Braskem SA, Preference A Shares	13,100	47,978
BRF SA	6,600	138,536
BRF SA — ADR	10,200	213,282
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	9,503	206,595
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	2,700	59,142
Cia Energetica de Minas Gerais, Preference Shares	6,700	18,472
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	28,600	159,791
Cyrela Brazil Realty SA	10,200	27,705
EDP — Energias do Brasil SA	19,900	75,847
Even Construtora e Incorporadora SA	33,800	28,825
Fibria Celulose SA	3,500	46,551
Fibria Celulose SA — Sponsored ADR	6,896	91,855
Gerdau SA — ADR	57,933	100,224
Gerdau SA, Preference Shares	6,000	10,339
Itau Unibanco Holding SA, Preference Shares	16,434	144,376
Itau Unibanco Holding SA, Preference Shares — ADR	2,797	24,278
JBS SA	44,500	200,279
Lojas Renner SA	1,500	47,704
Multiplus SA	14,400	173,484
Petroleo Brasileiro SA — ADR	9,191	56,525
Petroleo Brasileiro SA, Preference Shares	7,200	22,080
Raia Drogasil SA	1,700	21,603
Telefonica Brasil SA — ADR	11,350	147,777
Telefonica Brasil SA, Preference Shares	500	6,590
Tim Participacoes SA	1,900	5,211
Transmissora Alianca de Energia Eletrica SA	4,500	27,534
	Shares	Value
Reference Entity — Long
Brazil (concluded)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	900	$13,064
Via Varejo SA	2,500	6,316

		3,195,236
Chile
Banco Santander Chile — ADR	5,071	102,383
China
Alibaba Group Holding Ltd. — SP ADR	345	27,027
Anhui Conch Cement Co. Ltd., Class H	46,000	142,878
Anhui Expressway Co. Ltd. Class H	38,000	32,950
Anta Sports Products Ltd.	103,000	264,020
Bank of China Ltd., Class H	509,000	278,137
Bank of Communications Co. Ltd., Class H	21,000	18,458
Beijing Capital International Airport Co. Ltd., Class H	210,000	216,191
Beijing North Star Co. Ltd.	14,000	4,783
Byd Co. Ltd., Class H	5,000	22,081
China Biologic Products, Inc.	1,468	179,625
China Cinda Asset Management Co. Ltd.	263,000	117,300
China Citic Bank Corp. Ltd., Class H	111,000	79,121
China Communications Services Corp. Ltd., Class H	76,000	34,410
China Construction Bank Corp., Class H	714,000	582,457
China Everbright Bank Co. Ltd., Class H	149,000	82,974
China International Marine Containers Group Co. Ltd., Class H	7,000	14,849
China Lesso Group Holdings, Ltd.	13,000	10,188
China Life Insurance Co. Ltd., Class H	96,000	353,592
China Machinery Engineering Corp.	25,000	18,969
China Medical System Holdings Ltd.	38,000	50,488
China Mengniu Dairy Co. Ltd.	1,000	4,521
China Merchants Bank Co. Ltd., Class H	8,500	21,957
China Pacific Insurance Group Co. Ltd., Class H	26,600	111,507
China Petroleum & Chemical Corp. Class H	14,000	10,552
China Railway Construction Corp. Ltd., Class H	13,500	17,505
China Railway Group Ltd., Class H	220,000	187,642
China Southern Airlines Co. Ltd., Class H	64,000	63,251

China Telecom Corp. Ltd., Class H	38,000	21,251
China Unicom Hong Kong Ltd.	62,000	87,017

6	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Long
China (continued)
China Vanke Co. Ltd., Class H	1,900	$4,514
CITIC Securities Co. Ltd., Class H	13,500	36,898
CNOOC Ltd.	79,000	96,944
CNOOC Ltd. — ADR	417	51,145
CSR Corp. Ltd., Class H	49,550	62,425
Dalian Wanda Commercial Properties Co. Ltd.	29,400	213,134
Datang International Power Generation Co. Ltd., Class H	298,000	128,745
Fosun International Ltd.	5,500	11,573
GF Securities Co. Ltd.	4,000	7,756
Great Wall Motor Co. Ltd., Class H	5,500	18,172
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	12,000	32,897
Hollysys Automation Technologies, Ltd.	1,165	24,791
Industrial & Commercial Bank of China Ltd., Class H	457,000	313,953
Jiangnan Group, Ltd.	16,000	4,122
Jiangsu Expressway Co. Ltd., Class H	14,000	17,466
Lenovo Group Ltd.	92,000	99,713
Longfor Properties Co. Ltd.	69,500	99,240
Lonking Holdings Ltd.	105,000	16,643
Metallurgical Corp. of China, Ltd.	66,000	22,026
New China Life Insurance Co. Ltd., Class H	18,500	79,513
People’s Insurance Co. Group of China Ltd., Class H	104,000	53,915
PetroChina Co. Ltd., Class H	96,000	94,573
Ping An Insurance Group Co. of China Ltd., Class H	78,500	451,733
Shanghai Electric Group Co. Ltd., Class H	6,000	3,704
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	23,800	56,366
Shenzhen Expressway Co. Ltd.	58,000	42,725
Shenzhou International Group Holdings Ltd.	3,000	15,756
Sihuan Pharmaceutical Holdings Group Ltd.	131,000	25,347
Sino-Ocean Land Holdings Ltd.	416,500	285,478
Sinopec Shanghai Petrochemical Co. Ltd., Class H	54,000	22,018
Sinopharm Group Co. Ltd., Class H	22,800	87,537
Sinotrans Ltd., Class H	22,000	13,532
TCL Communication Technology Holdings, Ltd.	40,000	31,080
Tencent Holdings Ltd.	47,400	883,092
	Shares	Value
Reference Entity — Long
China (concluded)
Weichai Power Co. Ltd., Class H	27,000	$40,503
Zhejiang Expressway Co. Ltd., Class H	272,000	313,029
Zhuzhou CSR Times Electric Co. Ltd., Class H	14,000	94,913
ZTE Corp., Class H	960	2,135

		6,914,807
Czech Republic
CEZ AS	4,059	98,236
Hong Kong
Belle International Holdings Ltd.	111,000	115,403
CGN Meiya Power Holdings Co. Ltd.	38,000	11,895
China Mobile Ltd.	40,000	523,632
China Overseas Land & Investment Ltd.	46,000	144,861
China Power International Development, Ltd.	186,000	131,671
China Resources Cement Holdings Ltd.	200,000	104,124
China Resources Land Ltd.	72,222	202,351
China Taiping Insurance Holdings Co. Ltd.	33,600	100,214
China Traditional Chinese Medicine Co. Ltd.	26,000	19,631
China Travel International Inv HK	366,000	141,259
China Unicom Hong Kong, Ltd., ADR	7,221	101,744
ENN Energy Holdings Ltd.	10,000	66,364
Franshion Properties China Ltd.	268,000	86,696
Guangdong Investment Ltd.	8,000	10,849
Haier Electronics Group Co. Ltd.	16,000	37,556
KWG Property Holding Ltd.	124,000	92,955
REXLot Holdings, Ltd.	50,000	2,838
Shimao Property Holdings Ltd.	57,000	101,921
Sino Biopharmaceutical Ltd.	164,000	189,896
Skyworth Digital Holdings Ltd.	66,000	50,408
Yuexiu Property Co. Ltd.	144,000	28,398

		2,264,666
Hungary
MOL Hungarian Oil & Gas PLC	3,986	209,973
OTP Bank PLC	7,019	143,843

		353,816
Indonesia
Adaro Energy Tbk PT	1,155,200	50,360
Bank Negara Indonesia Persero Tbk PT	7,700	2,706
Indofood CBP Sukses Makmur Tbk PT	4,500	4,092

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015	7

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Long
Indonesia (concluded)
Indofood Sukses Makmur Tbk PT	26,900	$12,121
Lippo Karawaci Tbk PT	45,300	3,865
Matahari Putra Prima Tbk PT	93,500	20,034
Pembangunan Perumahan Persero Tbk PT	56,600	16,310
Summarecon Agung Tbk PT	893,900	114,845
Telekomunikasi Indonesia Persero Tbk PT	49,400	10,721
Telekomunikasi Indonesia Persero Tbk PT, ADR	6,551	281,759
Unilever Indonesia Tbk PT	45,600	134,842
United Tractors Tbk PT	182,300	271,932

		923,587
Malaysia
Astro Malaysia Holdings Bhd	95,800	76,916
British American Tobacco Malaysia Bhd	27,500	486,541
IOI Corp. Bhd	28,800	31,929
KNM Group Bhd	69,000	10,427
MISC Bhd	22,800	46,486
Westports Holdings Bhd	28,200	29,568
YTL Corp. Bhd	38,300	15,823
YTL Power International Bhd	104,500	42,901

		740,591
Mexico
Alfa SAB de CV, Series A	160,000	317,964
America Movil SAB de CV, Series L	328,900	319,867
Arca Continental SAB de CV	69,100	415,865
Banregio Grupo Financiero SAB de C.V.	3,200	18,345
Cemex SAB de CV	132,062	112,535
Cemex SAB de CV — ADR	1,952	16,592
Coca-Cola Femsa SAB de CV, Series L	4,600	34,773
Controladora Comercial Mexicana SAB de CV	6,400	18,752
El Puerto de Liverpool SAB de CV, Series C1	26,900	314,870
Gentera SAB de CV	70,100	120,557
Gruma SAB de CV	58,971	772,653
Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,388	267,245
Grupo Aeroportuario del Pacifico SAB de CV, Class B	37,800	298,388
Grupo Bimbo SAB de CV, Series A	109,200	292,985
Grupo Comercial Chedraui SA de CV	9,500	26,556
Grupo Elektra SAB de C.V.	160	3,489
	Shares	Value
Reference Entity — Long
Mexico (concluded)
Grupo Financiero Banorte SAB de CV, Series O	4,300	$22,631
Grupo Financiero Santander Mexico SAB de CV, Series B	44,000	78,237
Grupo Televisa SAB CPO	24,700	172,337
Industrias Penoles SAB de CV	610	9,259
OHL Mexico SAB de CV	163,400	267,018
Wal-Mart de Mexico SAB de CV	358,306	870,386

		4,771,304
Philippines
Energy Development Corp.	578,900	90,689
Globe Telecom, Inc.	3,320	187,296
Jollibee Foods Corp.	3,640	15,115
Metropolitan Bank & Trust Co.	4	8

		293,108
Poland
Bank Handlowy w Warszawie SA	751	18,438
Enea SA	35,519	138,795
KGHM Polska Miedz SA	1,357	34,102
PGE SA	68,002	319,477
Polski Koncern Naftowy Orlen SA	25,435	513,406
Polskie Gornictwo Naftowe i Gazownictwo SA	20,412	34,017
Tauron Polska Energia SA	108,388	108,912

		1,167,147
Qatar
Barwa Real Estate Co.	11,791	161,397
The Commercial Bank of Qatar QSC	607	9,035
Doha Bank QSC	335	4,870
Qatar Electricity & Water Co.	956	58,008
Qatar National Bank	508	25,423

		258,733
Russia
AK Transneft OAO, Preference Shares	4	9,048
Alrosa AO	99,600	114,327
Gazprom OAO — ADR	13,956	64,159
Lukoil OAO	234	9,563
Lukoil OAO — ADR	4,949	203,793
MMC Norilsk Nickel	473	72,084
MMC Norilsk Nickel OJSC — ADR	317	4,891
Mobile Telesystems — ADR	13,127	107,641
Mobile TeleSystems OJSC	10,600	38,565
Moscow Exchange MICEX-RTS OAO	103,040	117,832
Novolipetsk Steel OJSC	9,270	11,904
Novolipetsk Steel OJSC, — GDR	4,162	54,730
Severstal OAO	2,360	26,180

8	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Long
Russia (concluded)
Sistema JSFC	208,000	$69,985
Sistema JSFC — GDR	15,833	134,422
Surgutneftegas OAO	132,561	73,491
Surgutneftegas OAO — ADR	5,764	32,382
Tatneft OAO	12,132	58,770
Tatneft OAO, ADR	2,600	76,128

		1,279,895
South Africa
Barclays Africa Group Ltd.	2,990	43,957
Barloworld Ltd.	4,497	31,905
Bidvest Group Ltd.	14,260	346,269
Capitec Bank Holdings, Ltd.	8,645	318,280
Clicks Group, Ltd.	2,467	18,775
FirstRand Ltd.	80,090	345,993
Hyprop Investments, Ltd.	36,532	374,323
Investec Ltd.	3,546	32,111
Liberty Holdings Ltd.	412	4,631
Mediclinic International Ltd.	8,490	75,538
MMI Holdings Ltd.	5,200	12,106
Mondi, Ltd.	2,212	52,931
Mr. Price Group Ltd.	2,646	52,695
MTN Group Ltd.	4,612	76,784
Naspers Ltd., Class N	1,770	246,673
Netcare Ltd.	38,995	124,256
PSG Group Ltd.	218	3,441
Sanlam Ltd.	2,064	10,904
Sappi Ltd.	22,696	74,527
Sasol Ltd.	9,392	324,220
Sasol, Ltd., ADR	4,647	160,229
Sibanye Gold, Ltd.	49,614	64,658
Standard Bank Group Ltd.	20,603	247,424

		3,042,630
South Korea
Amorepacific Corp.	394	129,489
Amorepacific Group	90	15,016
Asiana Airlines, Inc.	551	2,802
BGF retail Co. Ltd.	475	80,970
Cheil Industries, Inc.	254	36,046
CJ Corp.	272	71,230
CJ E&M Corp.	108	6,842
Coway Co. Ltd.	2,111	176,230
Crown Confectionery Co. Ltd.	2	1,374
Daesang Corp.	150	4,561
Doosan Infracore Co. Ltd.	3,081	20,057
GS Home Shopping, Inc.	37	6,410
GSretail Co. Ltd.	171	7,639
Hanwha Corp.	765	31,094
Hyosung Corp.	2,473	301,730
Hyundai Development Co-Engineering & Construction	848	50,987
	Shares	Value
Reference Entity — Long
South Korea (continued)
Hyundai Engineering & Construction Co. Ltd.	2,203	$64,800
Hyundai Home Shopping Network Corp.	93	9,733
Hyundai Mobis	486	88,664
Hyundai Motor Co.	1,345	171,340
Hyundai Steel Co.	3,057	152,607
Hyundai Wia Corp.	809	74,167
Industrial Bank of Korea	10,969	129,811
Kangwon Land, Inc.	9,643	352,220
KEPCO Plant Service & Engineering Co. Ltd.	146	14,660
Kia Motors Corp.	157	5,889
Korea Electric Power Corp.	609	26,332
Korea Gas Corp.	685	24,745
Korea Investment Holdings Co. Ltd.	1,203	64,178
Korea Petrochemical Ind Co. Ltd.	29	4,482
KT Skylife Co. Ltd.	3,110	63,536
KT&G Corp.	1,553	145,990
LG Chem Ltd.	687	146,883
LG Corp.	177	8,787
LG Display Co. Ltd.	2,959	55,930
LG Display Co. Ltd., ADR	45,418	434,650
LG Electronics, Inc.	143	4,958
LG Household & Health Care Ltd.	207	151,604
LG Innotek Co. Ltd.	1,041	72,929
Lotte Chemical Corp.	303	67,476
Lotte Food Co. Ltd.	94	73,354
LOTTE Himart Co. Ltd.	905	49,582
Lotte Shopping Co. Ltd.	483	104,089
LS Corp.	2,565	86,131
Medy-Tox, Inc.	620	281,444
NCSoft Corp.	939	176,091
Orion Corp.	7	6,920
Poongsan Corp.	710	15,993
Samsung C&T Corp.	1,194	57,754
Samsung Card Co. Ltd.	649	21,458
Samsung Electronics Co. Ltd.	527	534,671
Samsung Electronics Co. Ltd., — GDR	297	150,579
Sansung Life & Science Co. Ltd.	85	5,376
Shinhan Financial Group Co. Ltd.	1,403	50,209
Silicon Works Co. Ltd.	1,354	39,365
SK C&C Co. Ltd.	341	89,492
SK Hynix, Inc.	12,744	402,460
SK Innovation Co. Ltd.	568	48,504
SK Networks Co. Ltd.	2,234	13,847
SKC Co. Ltd.	2,766	84,391
Sungwoo Hitech Co. Ltd.	13,238	102,045
Woori Bank	6,758	55,169

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015	9

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Long
South Korea (concluded)
Yuhan Corp.	74	$17,082

		5,744,854
Taiwan
Advanced Semiconductor Engineering, Inc.	32,000	37,150
AU Optronics Corp.	575,000	184,757
AU Optronics Corp., ADR	106,958	356,170
Catcher Technology Co. Ltd.	32,000	352,776
Chailease Holding Co. Ltd.	2,080	4,347
China Airlines Ltd.	52,000	23,110
Compeq Manufacturing Co. Ltd.	135,000	89,002
CTCI Corp.	40,000	60,718
Cub Elecparts, Inc.	1,000	9,994
Elan Microelectronics Corp.	116,000	120,873
Elite Advanced Laser Corp.	14,400	52,005
Everlight Electronics Co. Ltd.	32,000	42,289
Far Eastern New Century Corp.	4,281	4,034
Faraday Technology Corp.	151,000	153,210
Feng TAY Enterprise Co. Ltd.	78,000	436,454
First Financial Holding Co. Ltd.	495	267
Foxconn Technology Co. Ltd.	66,000	200,462
Fubon Financial Holding Co. Ltd.	41,000	74,801
Highwealth Construction Corp.	34,000	69,958
Hon Hai Precision Industry Co. Ltd.	173,040	497,634
Hon Hai Precision Industry Co. Ltd. — GDR	7,981	49,243
Hota Industrial Manufacturing Co. Ltd.	6,000	17,774
Innolux Corp.	857,000	297,941
King Yuan Electronics Co. Ltd.	279,000	188,189
Lite-On Technology Corp.	57,000	62,655
PChome Online, Inc.	4,000	55,579
Pegatron Corp.	43,000	120,861
Pou Chen Corp.	277,000	393,456
Powertech Technology, Inc.	13,000	24,378
Realtek Semiconductor Corp.	70	138
Shin Kong Financial Holding Co. Ltd.	77,000	22,545
Siliconware Precision Industries Co.	11,000	12,491
Siliconware Precision Industries Co. — ADR	19,591	110,885
Sitronix Technology Corp.	49,000	120,300
Taiwan Cement Corp.	75,000	81,196
Taiwan Cooperative Financial Holding Co. Ltd.	8	4
Taiwan Fertilizer Co. Ltd.	60,000	87,944
Taiwan Paiho Ltd.	51,000	106,561
Taiwan Semiconductor Manufacturing Co. Ltd.	150,000	655,501
Transcend Information, Inc.	3,000	8,939
	Shares	Value
Reference Entity — Long
Taiwan (concluded)
United Microelectronics Corp.	288,000	$102,942
United Microelectronics Corp., ADR	4,881	8,786
Yuanta Financial Holding Co. Ltd.	768,925	365,430

		5,663,749
Thailand
Advanced Info Service PCL	6,200	43,978
Airports of Thailand PCL	49,400	412,076
Bangkok Bank PCL, Foreign Registered Shares	1,300	6,116
Bumrungrad Hospital PCL	42,200	244,256
Central Pattana PCL	259,600	348,024
Delta Electronics Thailand PCL	86,600	197,795
Glow Energy PCL, Foreign Registered Shares	12,500	31,653
Indorama Ventures PCL	83,600	62,857
Krung Thai Bank PCL	15,700	7,795
Pruksa Real Estate PCL	40,700	27,830
PTT Exploration & Production PCL, Foreign Registered Shares	74,000	196,312
PTT Global Chemical PCL, Foreign Registered Shares	344,100	590,119
PTT PCL	87,400	808,410
Sansiri PCL	114,300	5,578
Siam Cement PCL, Foreign Registered Shares	3,400	51,141
Siam Commercial Bank PCL	1,000	4,313
Supalai PCL	21,400	10,383
Thai Oil PCL	23,000	31,487
Thai Union Frozen Products PCL	51,100	27,402

		3,107,525
Turkey
Akbank TAS	54,549	145,629
Arcelik AS	2,307	12,155
Enka Insaat ve Sanayi AS	137,733	249,227
Eregli Demir ve Celik Fabrikalari TAS	36,067	54,013
Ford Otomotiv Sanayi	2,155	25,583
Haci Omer Sabanci Holding AS	88,107	300,977
KOC Holding AS	97,468	432,289
Koza Altin Isletmeleri AS	3,271	27,523
TAV Havalimanlari Holding AS	9,988	75,880
Tekfen Holding	5,374	8,167
Tofas Turk Otomobil Fabrikasi AS	6,872	45,009
Turk Hava Yollari	77,092	251,215
Turkiye Garanti Bankasi AS	7,201	21,240
Turkiye Is Bankasi, Class C	65,406	127,187

10	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Long
Turkey (concluded)
Yapi ve Kredi Bankasi	25,951	$35,587

		1,811,681
United Kingdom
British American Tobacco PLC	1,685	99,710
Eros International PLC	1,055	37,748

		137,458
United States
Genpact Ltd.	19,302	428,697
Total Reference Entity — Long		42,300,103

Reference Entity — Short
Brazil
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	(1,077)	(5,450)
Cosan, Ltd., Class A — A Shares	(9,027)	(42,427)
CPFL Energia SA — ADR	(6,236)	(70,030)
Embraer SA — ADR	(17,182)	(478,519)
Equatorial Energia SA	(1,000)	(10,222)
Gol Linhas Aereas Inteligentes SA — ADR	(46,262)	(77,258)
Kroton Educacional SA	(57,900)	(162,339)
Tim Participacoes SA, ADR	(24,079)	(327,715)
Vale SA, ADR	(51,284)	(220,008)

		(1,393,968)
Chile
Empresa Nacional de Electricidad SA — ADR	(6,745)	(277,557)
Enersis SA, ADR	(18,353)	(277,314)
Sociedad Quimica y Minera de Chile SA — ADR	(16,663)	(225,117)

		(779,988)
China
AAC Technologies Holdings, Inc.	(25,500)	(144,564)
AviChina Industry & Technology Co. Ltd., Class H	(232,000)	(194,159)
BBMG Corp.	(13,500)	(10,356)
Beijing Jingneng Clean Energy Co. Ltd.	(74,000)	(24,978)
CGN Power Co. Ltd.	(20,000)	(8,790)
China Eastern Airlines Corp., Ltd. Class H	(12,000)	(9,615)
China Longyuan Power Group Corp., Class H	(59,000)	(67,519)
	Shares	Value
Reference Entity — Short
China (concluded)
China Minsheng Banking Corp., Ltd.	(65,500)	$(73,636)
China Oilfield Services, Ltd.	(12,000)	(14,691)
China Petroleum & Chemical Corp., ADR	(236)	(17,750)
China Shanshui Cement Group, Ltd.	(763,000)	(619,077)
China Shipping Container Lines Co. Ltd., Class H	(87,000)	(27,256)
China Tian Lun Gas Holdings, Ltd.	(73,500)	(66,607)
Country Garden Holdings Co. Ltd.	(143,000)	(56,040)
Dongfang Electric Corp., Ltd., Class H	(35,200)	(45,616)
Guangshen Railway Co. Ltd.	(48,000)	(22,992)
Haitian International Holdings, Ltd.	(11,000)	(22,767)
Huadian Fuxin Energy Corp., Ltd.	(32,000)	(13,819)
Huaneng Renewables Corp., Ltd.	(58,000)	(24,622)
Parkson Retail Group, Ltd.	(26,500)	(4,539)
PetroChina Co. Ltd., ADR	(7,122)	(700,734)
Semiconductor Manufacturing International Corp.	(950,000)	(85,364)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(48,000)	(32,165)
Shui On Land Ltd.	(1,166,500)	(318,813)
Sichuan Expressway Co. Ltd.	(46,000)	(17,449)
SINA Corp.	(7,678)	(311,804)
Sinopec Engineering Group Co. Ltd.	(40,500)	(33,149)
SOHO China, Ltd.	(71,500)	(44,981)
Sohu.com, Inc.	(2,056)	(98,955)
Sunac China Holdings, Ltd.	(106,000)	(94,771)
Tingyi Cayman Islands Holding Corp.	(184,000)	(354,125)
Tsingtao Brewery Co. Ltd., Class H	(4,000)	(21,318)
Uni-President China Holdings, Ltd.	(206,000)	(189,995)
Want Want China Holdings, Ltd.	(106,000)	(109,819)
Yanzhou Coal Mining Co. Ltd. Class H	(2,000)	(1,140)

		(3,883,975)
Colombia
Bancolombia SA, ADR	(7,638)	(294,827)
Greece
Diana Shipping, Inc.	(3,437)	(25,949)
Hong Kong
Beijing Enterprises Holdings Ltd.	(25,500)	(187,640)
Brilliance China Automotive Holdings Ltd.	(38,000)	(50,336)
China Agri-Industries Holdings Ltd.	(407,000)	(177,230)

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015	11

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Short
Hong Kong (concluded)
China Everbright International, Ltd.	(31,000)	$(47,626)
China Gas Holdings, Ltd.	(62,000)	(108,704)
China High Speed Transmission Equipment Group Co. Ltd.	(11,000)	(8,888)
China Oceanwide Holdings, Ltd.	(318,000)	(49,561)
China Resources Enterprise, Ltd.	(14,101)	(45,652)
China Resources Gas Group, Ltd.	(4,000)	(12,195)
China Resources Power Holdings Co. Ltd.	(18,000)	(46,234)
China State Construction International Holdings Ltd.	(18,000)	(27,974)
CITIC, Ltd.	(3,000)	(5,373)
COSCO Pacific, Ltd.	(26,000)	(33,933)
Far East Horizon, Ltd.	(36,000)	(33,552)
Hopewell Highway Infrastructure, Ltd.	(386,500)	(184,414)
Kunlun Energy Co. Ltd.	(226,000)	(215,090)
Lee & Man Paper Manufacturing, Ltd.	(127,000)	(78,227)
Poly Property Group Co. Ltd.	(144,000)	(54,380)
Shanghai Industrial Holdings, Ltd.	(5,000)	(14,702)
Towngas China Co. Ltd.	(219,000)	(199,936)

		(1,581,647)
Indonesia
Astra Agro Lestari Tbk PT	(6,800)	(10,086)
Charoen Pokphand Indonesia Tbk PT	(233,900)	(43,780)
Jasa Marga Persero Tbk PT	(18,100)	(7,660)
Perusahaan Gas Negara Persero Tbk PT	(98,100)	(28,979)
Surya Citra Media Tbk PT	(42,900)	(9,351)
XL Axiata Tbk PT	(125,500)	(27,473)

		(127,329)
Malaysia
Gamuda Bhd	(45,000)	(56,713)
Lafarge Malaysia BHD	(24,300)	(60,043)

		(116,756)
Mexico
Alsea SAB de C.V.	(13,900)	(45,222)
America Movil SAB de CV — ADR, Series L	(25,627)	(496,651)
Coca-Cola Femsa SAB de C.V., ADR	(1,131)	(85,447)
Fibra Uno Administracion SA de C.V.	(282,788)	(679,218)
Fomento Economico Mexicano SAB de C.V.	(24,100)	(218,527)
Fomento Economico Mexicano SAB de C.V., ADR	(6,296)	(570,669)
	Shares	Value
Reference Entity — Short
Mexico (concluded)
Genomma Lab Internacional SAB de C.V.	(283,600)	$(263,139)
Grupo Aeroportuario del Sureste SAB de C.V.	(1,790)	(26,788)
Grupo Carso SAB de C.V.	(39,062)	(177,340)
Grupo Financiero Inbursa SAB de C.V.	(56,900)	(129,179)
Grupo Lala SAB de C.V.	(59,900)	(138,593)
Grupo Mexico SAB de C.V.	(136,300)	(372,715)
Grupo Televisa SAB, ADR	(17,071)	(595,095)
Infraestructura Energetica Nova SAB de C.V.	(1,300)	(6,349)
Mexichem SAB de CV	(183,221)	(536,614)
Promotora y Operadora de Infraestructura SAB de C.V.	(16,700)	(192,274)
Southern Copper Corp.	(1,885)	(52,516)

		(4,586,336)
Monaco
GasLog, Ltd.	(484)	(7,512)
Panama
Copa Holdings SA, Class A	(6,308)	(476,443)
Peru
Cia de Minas Buenaventura SAA, ADR	(24,630)	(175,365)
Credicorp, Ltd.	(2,551)	(336,477)

		(511,842)
Poland
Bank Pekao SA	(755)	(31,855)
Cyfrowy Polsat SA	(2,238)	(13,699)
Eurocash SA	(723)	(8,310)
Orange Polska SA	(68,494)	(147,600)
Powszechna Kasa Oszczednosci Bank Polski SA	(1,988)	(15,393)
Powszechny Zaklad Ubezpieczen SA	(1,107)	(126,647)

		(343,504)
South Africa
Aspen Pharmacare Holdings, Ltd.	(547)	(16,018)
The Foschini Group Ltd.	(2,952)	(33,542)
Gold Fields, Ltd., ADR	(38,781)	(107,036)
Impala Platinum Holdings, Ltd.	(5,438)	(19,518)
Imperial Holdings, Ltd.	(1,256)	(16,857)
Life Healthcare Group Holdings, Ltd.	(17,404)	(51,353)
Nampak Ltd.	(28,660)	(72,146)
Remgro Ltd.	(28,712)	(593,639)
RMB Holdings, Ltd.	(4,490)	(24,229)

12	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Short
South Africa (concluded)
Steinhoff International Holdings, Ltd.	(4,645)	$(28,084)
Woolworths Holdings, Ltd.	(577)	(4,520)

		(966,942)
South Korea
Com2uSCorp	(3)	(319)
Daelim Industrial Co. Ltd.	(968)	(61,672)
Doosan Corp.	(2,336)	(204,682)
Gamevil, Inc.	(337)	(26,654)
Green Cross Holdings Corp.	(218)	(7,658)
Halla Visteon Climate Control Corp.	(1,193)	(37,051)
Hite Jinro Co. Ltd.	(6,438)	(123,300)
Hotel Shilla Co. Ltd.	(4,814)	(517,737)
Hyundai Glovis Co. Ltd.	(84)	(14,025)
Hyundai Heavy Industries Co. Ltd.	(1,587)	(131,636)
Korea Aerospace Industries, Ltd.	(629)	(52,604)
KT Corp., ADR	(772)	(10,090)
LG International Corp.	(2,987)	(73,714)
Lotte Confectionery Co. Ltd.	(54)	(90,285)
NongShim Co. Ltd.	(39)	(10,365)
S-1 Corp.	(504)	(36,355)
Samsung Fine Chemicals Co. Ltd.	(2,158)	(63,472)
Samsung Heavy Industries Co. Ltd.	(2,937)	(34,685)
Samsung SDI Co. Ltd.	(32)	(2,350)
Samsung Techwin Co. Ltd.	(6,363)	(207,195)
SK Chemicals Co. Ltd.	(292)	(17,664)
SK Telecom Co. Ltd. — ADR	(10,700)	(256,693)

		(1,980,206)
Switzerland
Luxoft Holding, Inc.	(1,159)	(72,739)
Taiwan
Asustek Computer, Inc.	(3,000)	(27,112)
Career Technology MFG. Co. Ltd.	(182,000)	(143,701)
Center Laboratories, Inc.	(1,000)	(2,189)
Chang Hwa Commercial Bank	(603,000)	(337,036)
Cheng Shin Rubber Industry Co. Ltd.	(122,000)	(235,646)
China Steel Corp.	(299,000)	(213,943)
ChipMOS TECHNOLOGIES Bermuda, Ltd.	(1,636)	(26,929)
Compal Electronics, Inc.	(52,000)	(35,053)
	Shares	Value
Reference Entity — Short
Taiwan (concluded)
CTBC Financial Holding Co. Ltd.	(141,000)	$(102,259)
Delta Electronics, Inc.	(49,000)	(241,029)
Evergreen Marine Corp. Taiwan Ltd.	(530,250)	(254,590)
Far EasTone Telecommunications Co. Ltd.	(77,000)	(180,235)
Formosa Petrochemical Corp.	(3,000)	(7,076)
Genius Electronic Optical Co. Ltd.	(20,000)	(38,732)
Giant Manufacturing Co. Ltd.	(17,000)	(143,521)
Gigastorage Corp.	(174,000)	(110,218)
Hotai Motor Co. Ltd.	(11,000)	(141,078)
HTC Corp.	(28,000)	(61,441)
Inotera Memories, Inc.	(19,000)	(11,464)
MediaTek, Inc.	(8,000)	(84,097)
Phison Electronics Corp.	(6,000)	(43,170)
President Chain Store Corp.	(38,000)	(276,369)
Quanta Computer, Inc.	(269,000)	(520,803)
Taiwan Mobile Co. Ltd.	(69,000)	(228,192)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	(33,399)	(738,452)
U-Ming Marine Transport Corp.	(154,000)	(197,506)
Unimicron Technology Corp.	(478,000)	(225,718)
Vanguard International Semiconductor Corp.	(36,000)	(42,257)
Wistron Corp.	(302,000)	(197,633)
Yulon Motor Co. Ltd.	(5,000)	(4,880)

		(4,872,329)
Turkey
BIM Birlesik Magazalar	(7,301)	(123,830)
Emlak Konut Gayrimenkul Yatirim Ortakligi	(288,433)	(270,005)
Turkcell Iletisim Hizmetleri AS	(122,457)	(560,455)
Turkcell Iletisim Hizmetleri AS — ADR	(58,006)	(665,909)

		(1,620,199)

United States
AES Corp.	(23,706)	(303,437)
Total Reference Entity — Short		(23,945,928)
Net Value of Reference Entity — Goldman Sachs & Co.		18,354,175

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015	13

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2015, expiration dates 8/27/15 — 7/27/23:

	Shares	Value
Reference Entity — Long
Australia
BHP Billiton Ltd.	138	$2,665
Ramsay Health Care Ltd.	52	2,536
Rio Tinto Ltd.	36	1,383
South32, Ltd.	138	180
Woodside Petroleum Ltd.	44	1,144

		7,908
Austria
Andritz AG	9	502
BUWOG AG	9	181
IMMOFINANZ AG	181	445
Raiffeisen Bank International AG	16	235
Vienna Insurance Group AG	17	586

		1,949
Belgium
Anheuser-Busch InBev NV	57	6,811
KBC Groep NV	14	976

		7,787
Canada
BlackBerry Ltd.	186	1,442
Brookfield Renewable Energy Partners LP	38	1,101
Eldorado Gold Corp.	249	857
First Quantum Minerals Ltd.	54	431
Kinross Gold Corp.	387	710
Methanex Corp.	8	361
New Gold, Inc.	163	360
Yamana Gold, Inc.	113	224

		5,486
Denmark
Chr Hansen Holding A/S	15	829
Novo Nordisk A/S, Class B	19	1,121
Rockwool International A/S, -B Shares	3	448

		2,398
Finland
Kone OYJ, Class B	21	881
Nokia OYJ	81	574
Valmet Corp.	52	615

		2,070
	Shares	Value
Reference Entity — Long
France
Airbus Group NV	29	$2,059
Casino Guichard-Perrachon SA	11	816
Christian Dior SA	4	827
Danone SA	25	1,696
Edenred	32	798
Imerys SA	19	1,431
Pernod Ricard SA	12	1,435
Renault SA	11	1,013
SEB SA	10	1,009
Societe BIC SA	10	1,713
Valeo SA	10	1,333

		14,130
Germany
adidas AG	7	573
Bayer AG, Registered Shares	5	738
Bayerische Motoren Werke AG	25	2,507
Daimler AG, Registered Shares	40	3,578
Fuchs Petrolub SE, Preference Shares	20	869
GEA Group AG	24	1,015
Henkel AG & Co. KGaA, Preference Shares	20	2,371
MAN SE	6	626
Merck KGaA	22	2,239
Puma SE	3	569
Symrise AG	21	1,396
Volkswagen AG, Preference Shares	15	3,009
Wacker Chemie AG	5	502

		19,992
Hong Kong
Bank of East Asia Ltd.	400	1,620
BOC Hong Kong Holdings Ltd.	500	2,014
Cathay Pacific Airways Ltd.	1,000	2,364
Champion REIT	1,000	555
CLP Holdings Ltd.	500	4,246
Galaxy Entertainment Group Ltd.	1,000	4,599
Hang Seng Bank Ltd.	200	4,097
Henderson Land Development Co. Ltd.	1,331	8,782
Hong Kong & China Gas Co. Ltd.	1,694	3,456
Kerry Logistics Network, Ltd.	250	387
MTR Corp.	1,000	4,452
Sands China Ltd.	400	1,765
Wharf Holdings Ltd.	1,000	6,340
Wynn Macau Ltd.	400	825

		45,502
Israel
Bank Leumi Le-Israel BM	545	2,377
Israel Chemicals Ltd.	121	837

14	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Long
Israel (concluded)
The Israel Corp. Ltd.	2	706
Tower Semiconductor, Ltd.	4	$54

		3,974
Italy
Pirelli & C SpA	121	2,001
Prysmian SpA	72	1,653
Saipem SpA	30	262
Tenaris SA	93	1,175

		5,091
Japan
Advantest Corp.	100	874
Nexon Co. Ltd.	200	2,739
Nitto Denko Corp.	100	7,568
Sharp Corp.	1,000	1,323
Sumco Corp.	100	998
Tokyo Electron Ltd.	100	5,521
Tokyo Seimitsu Co. Ltd.	100	1,984
Toyota Motor Corp.	100	6,659
Yamaha Motor Co. Ltd.	100	2,269

		29,935
Netherlands
Akzo Nobel NV	21	1,502
Chicago Bridge & Iron Co. NV	5	266
Koninklijke Boskalis Westminster NV	39	1,905
Royal Dutch Shell PLC, Class B	227	6,573
Unilever NV CVA	160	7,168

		17,414
Norway
Telenor ASA	53	1,164
Singapore
Flextronics International Ltd.	213	2,345
Kenon Holdings, Ltd.	14	220

		2,565
Spain
Banco Bilbao Vizcaya Argentaria SA	144	1,460
Banco Santander SA	398	2,752
Indra Sistemas SA	38	427
Obrascon Huarte Lain SA	12	200
Tecnicas Reunidas SA	10	509
Telefonica SA	88	1,350

		6,698
Sweden
Alfa Laval AB	28	515
Atlas Copco AB, A Shares	50	1,368
	Shares	Value
Reference Entity — Long
Sweden (concluded)
Investment AB Kinnevik, Class B	27	$863
Telefonaktiebolaget LM Ericsson, Class B	58	620
Volvo AB, Class B	63	747

		4,113
Switzerland
ABB Ltd., Registered Shares	89	1,810
Cie Financiere Richemont SA, Registered Shares	23	1,985
Clariant AG	37	738
DKSH Holding AG	11	825
Dufry AG	9	1,248
Glencore PLC	298	966
Holcim Ltd., Registered Shares	12	835
LafargeHolcim, Ltd.	10	693
Nestle SA, Registered Shares	113	8,548
OC Oerlikon Corp. AG, Registered Shares	108	1,325
Schindler Holding AG, Participation Certificates	17	2,738
SGS SA, Registered Shares	1	1,908
Sika AG — Bearer Shares	1	3,625
The Swatch Group AG, Bearer Shares	2	861

		28,105
United Kingdom
3i Group PLC	143	1,234
BG Group PLC	103	1,752
British American Tobacco PLC	84	4,988
Burberry Group PLC	21	527
Diageo PLC	64	1,794
Eurasian Natural Resources Corp. PLC	448	1,522
G4S PLC	140	600
HSBC Holdings PLC	756	6,829
Intertek Group PLC	26	994
Investec PLC	60	547
Lonmin PLC	3	2
Mondi PLC	47	1,128
Noble Corp. PLC	45	538
Old Mutual PLC	503	1,663
Rexam PLC	135	1,172
Rotork PLC	110	367
SABMiller PLC	69	3,618
Standard Chartered PLC	92	1,407
Vodafone Group PLC	1,091	4,133

		34,815
United States
3M Co.	13	1,967

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015	15

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Long
United States (continued)
Accenture PLC, Class A	47	$4,846
Adobe Systems, Inc.	9	738
Advanced Micro Devices, Inc.	151	291
The AES Corp.	83	1,062
Air Lease Corp.	35	1,237
Alexion Pharmaceuticals, Inc.	6	1,185
Allergan PLC	2	662
Amazon.com, Inc.	10	5,361
American International Group, Inc.	22	1,411
Amgen, Inc.	29	5,121
Apple, Inc.	133	16,133
Applied Materials, Inc.	83	1,441
Atmel Corp.	142	1,176
Avon Products, Inc.	76	431
The Boeing Co.	17	2,451
Bristol-Myers Squibb Co.	47	3,085
Bunge Ltd.	21	1,677
California Resources Corp.	4	17
Caterpillar, Inc.	31	2,437
Chevron Corp.	41	3,628
Citigroup, Inc.	141	8,243
The Coca-Cola Co.	60	2,465
Colgate-Palmolive Co.	19	1,292
Corning, Inc.	114	2,129
Costco Wholesale Corp.	6	872
Cypress Semiconductor Corp.	84	964
Dril-Quip, Inc.	9	526
eBay, Inc.	15	422
Expeditors International of Washington, Inc.	56	2,625
Exxon Mobil Corp.	104	8,238
Facebook, Inc., Class A	56	5,265
FedEx Corp.	4	686
Fluor Corp.	12	561
FMC Corp.	18	874
General Electric Co.	135	3,523
Google, Inc., Class A	16	10,520
Halyard Health, Inc.	1	41
Hewlett-Packard Co.	19	580
The Home Depot, Inc.	74	8,660
Honeywell International, Inc.	13	1,366
Intel Corp.	182	5,269
International Business Machines Corp.	24	3,888
Jabil Circuit, Inc.	41	830
Johnson & Johnson	89	8,919
Kansas City Southern	7	694
KBR, Inc.	32	559
Kimberly-Clark Corp.	14	1,610
	Shares	Value
Reference Entity — Long
United States (concluded)
Kosmos Energy Ltd.	128	$922
Las Vegas Sands Corp.	16	897
Lear Corp.	16	1,665
Marvell Technology Group Ltd.	49	610
Mastercard, Inc., Class A	27	2,630
MaxLinear, Inc., Class A	55	598
Merck & Co., Inc.	93	5,483
MGM Resorts International	80	1,570
Micron Technology, Inc.	37	685
Microsoft Corp.	190	8,873
Monsanto Co.	5	509
The Mosaic Co.	26	1,116
Newfield Exploration Co.	26	853
NIKE, Inc., Class B	19	2,189
NVIDIA Corp.	42	838
Occidental Petroleum Corp.	12	842
ON Semiconductor Corp.	151	1,604
Oracle Corp.	93	3,714
Pall Corp.	32	4,046
Paragon Offshore PLC	14	10
PayPal Holdings, Inc.	15	580
PepsiCo, Inc.	33	3,180
Pfizer, Inc.	396	14,280
Philip Morris International, Inc.	28	2,395
The Procter & Gamble Co.	73	5,599
QUALCOMM, Inc.	60	3,863
Raytheon Co.	5	545
Samsonite International SA	600	1,958
SanDisk Corp.	7	422
Schlumberger Ltd.	63	5,218
Teradyne, Inc.	34	655
Texas Instruments, Inc.	29	1,449
Thermo Fisher Scientific, Inc.	18	2,512
United Technologies Corp.	19	1,906
Verizon Communications, Inc.	121	5,675
Visa, Inc., Class A	64	4,822
Visteon Corp.	11	1,095
VMware, Inc., Class A	6	535
Wal-Mart Stores, Inc.	88	6,334
Western Digital Corp.	11	947
Wynn Resorts Ltd.	8	826
Yum! Brands, Inc.	29	2,545

		244,973
Net Value of Reference Entity — Goldman Sachs & Co.		486,069

16	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of July 31, 2015, expiration date 8/08/16:

	Shares	Value
Reference Entity — Long
Brazil
AMBEV SA	33,600	$190,965
Banco Bradesco SA, Preference Shares	22,520	179,426
Banco do Brasil SA	24,300	156,490
BM&FBovespa SA	13,200	40,248
Braskem SA, Preference A Shares	42,400	155,287
BRF SA	2,800	58,773
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	3,100	67,904
Cia Energetica de Minas Gerais, Preference Shares	2,200	6,066
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	16,000	89,394
Cia Paranaense de Energia, Preference ‘B’ Shares	9,300	95,826
Cyrela Brazil Realty SA	4,100	11,136
EDP — Energias do Brasil SA	20,500	78,133
Even Construtora e Incorporadora SA	14,500	12,366
Fibria Celulose SA	2,300	30,591
Gerdau SA, Preference Shares	56,300	97,014
Itau Unibanco Holding SA, Preference Shares	19,950	175,264
JBS SA	130,400	586,885
Lojas Renner SA	4,800	152,652
MRV Engenharia e Participacoes SA	6,400	14,393
Multiplus SA	18,800	226,493
Petroleo Brasileiro SA, Preference Shares	75,300	230,917
Raia Drogasil SA	13,100	166,469
Smiles SA	400	6,462
Suzano Papel e Celulose SA, Preference ‘A’ Shares	43,300	212,330
Telefonica Brasil SA, Preference Shares	6,000	79,084
Tim Participacoes SA	3,100	8,502
Transmissora Alianca de Energia Eletrica SA	6,600	40,383
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,600	23,225
Via Varejo SA	800	2,021

		3,194,699
	Shares	Value
Reference Entity — Long
Chile
Aguas Andinas SA, Class A	124,546	$65,901
Banco Santander Chile SA	545,445	27,475

		93,376
China
Agile Property Holdings Ltd.	48,000	27,653
Agricultural Bank of China Ltd., Class H	477,000	215,177
Air China Ltd., Class H	38,000	38,117
Anhui Expressway Co. Ltd. Class H	86,000	74,571
Bank of China Ltd., Class H	212,000	115,845
Bank of Communications Co. Ltd., Class H	149,000	130,965
China Cinda Asset Management Co. Ltd.	246,000	109,718
China Citic Bank Corp. Ltd., Class H	19,000	13,543
China Communications Construction Co. Ltd., Class H	87,000	111,670
China Communications Services Corp. Ltd., Class H	192,000	86,930
China Construction Bank Corp., Class H	81,000	66,077
China Dongxiang Group Co. Ltd.	26,000	6,633
China Everbright Bank Co. Ltd., Class H	228,000	126,967
China Galaxy Securities Co. Ltd., Class H	94,500	85,167
China International Marine Containers Group Co. Ltd., Class H	4,300	9,122
China Lesso Group Holdings, Ltd.	60,000	47,020
China Life Insurance Co. Ltd., Class H	11,000	40,516
China Machinery Engineering Corp.	85,000	64,496
China Medical System Holdings Ltd.	68,000	90,347
China Merchants Bank Co. Ltd., Class H	22,500	58,121
China Pacific Insurance Group Co. Ltd., Class H	15,400	64,557
China Railway Construction Corp. Ltd., Class H	80,500	104,381
China Railway Group Ltd., Class H	48,000	40,940
China Southern Airlines Co. Ltd., Class H	6,000	5,930
China Telecom Corp. Ltd., Class H	256,000	143,164
China Unicom Hong Kong Ltd.	62,000	87,017
China Vanke Co. Ltd., Class H	32,500	77,206
CITIC Securities Co. Ltd., Class H	11,500	31,432
CNOOC Ltd.	101,000	123,941

CSPC Pharmaceutical Group Ltd.	150,000	137,309
CSR Corp. Ltd., Class H	11,050	13,921
Datang International Power Generation Co. Ltd., Class H	12,000	5,184

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015	17

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Long
China (continued)
Dongfeng Motor Group Co. Ltd., Class H	108,000	$124,233
Fosun International Ltd.	500	1,052
GF Securities Co. Ltd.	28,000	54,290
Greentown China Holdings Ltd.	30,000	29,582
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	26,000	71,276
Guangzhou R&F Properties Co. Ltd., Class H	62,800	62,715
Haitong Securities Co. Ltd., Class H	42,400	76,715
Hengan International Group Co. Ltd.	3,500	39,121
Huaneng Power International, Inc., Class H	72,000	87,250
Industrial & Commercial Bank of China Ltd., Class H	88,000	60,455
Jiangsu Expressway Co. Ltd., Class H	34,000	42,418
Kingdee International Software Group Co. Ltd.	12,000	5,176
Lenovo Group Ltd.	12,000	13,006
Longfor Properties Co. Ltd.	57,500	82,105
Lonking Holdings Ltd.	105,000	16,643
Metallurgical Corp. of China, Ltd.	172,000	57,401
New China Life Insurance Co. Ltd., Class H	8,600	36,963
People’s Insurance Co. Group of China Ltd., Class H	102,000	52,878
PetroChina Co. Ltd., Class H	116,000	114,276
Phoenix Healthcare Group Co. Ltd.	3,000	4,911
PICC Property & Casualty Co. Ltd., Class H	54,000	112,358
Shanghai Electric Group Co. Ltd., Class H	34,000	20,990
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	61,000	144,468
Sihuan Pharmaceutical Holdings Group Ltd.	323,000	62,498
Sino-Ocean Land Holdings Ltd.	11,000	7,540
Sinopec Shanghai Petrochemical Co. Ltd., Class H	134,000	54,636
Sinopharm Group Co. Ltd., Class H	31,600	121,322
Sinotrans Ltd., Class H	55,000	33,830
TCL Communication Technology Holdings, Ltd.	14,000	10,878
Tencent Holdings Ltd.	14,700	273,870
TravelSky Technology, Ltd.	3,000	3,623
Weichai Power Co. Ltd., Class H	5,000	7,501
Xinjiang Goldwind Science & Technology Co. Ltd.	5,000	9,543
	Shares	Value
Reference Entity — Long
China (concluded)
Zhejiang Expressway Co. Ltd., Class H	198,000	$227,867
Zhuzhou CSR Times Electric Co. Ltd., Class H	8,000	54,236
ZTE Corp., Class H	1,600	3,557

		4,534,820
Colombia
Almacenes Exito SA	763	5,643
Cementos Argos SA	1,951	6,686
Cemex Latam Holdings SA	637	2,796
Corp. Financiera Colombiana SA	204	2,677
Ecopetrol SA	26,107	14,595
Grupo Argos SA	1,923	11,618
Grupo de Inversiones Suramericana SA	1,587	20,389
Interconexion Electrica SA	4,360	10,718
Isagen SA ESP	8,850	9,004

		84,126
Greece
Alpha Bank AE	33,984	8,713
Eurobank Ergasias SA	61,778	7,083
FF Group	218	4,780
Hellenic Telecommunications Organization SA	2,017	14,986
JUMBO SA	476	3,200
National Bank of Greece SA	12,672	12,108
OPAP SA	1,808	12,794
Piraeus Bank SA	14,575	4,642
Titan Cement Co. SA	329	6,379

		74,685
Hong Kong
Belle International Holdings Ltd.	54,000	56,142
China Everbright Ltd.	22,000	53,317
China Mobile Ltd.	36,500	477,814
China Overseas Land & Investment Ltd.	46,000	144,861
China Resources Cement Holdings Ltd.	426,000	221,783
China Resources Land Ltd.	4,000	11,207
China Taiping Insurance Holdings Co. Ltd.	12,000	35,791
Franshion Properties China Ltd.	350,000	113,223
Goldin Properties Holdings, Ltd.	8,000	6,135
Guangdong Investment Ltd.	128,000	173,576
Haier Electronics Group Co. Ltd.	3,000	7,042
Huabao International Holdings Ltd.	71,000	34,491
KWG Property Holding Ltd.	163,500	122,566
PAX Global Technology, Ltd.	4,000	6,386

18	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Long
Hong Kong (concluded)
Shenzhen International Holdings, Ltd.	6,000	$9,949
Shimao Property Holdings Ltd.	21,000	37,550
Sino Biopharmaceutical Ltd.	92,000	106,527
Skyworth Digital Holdings Ltd.	240,000	183,302
Universal Health Holdings Ltc.	44,000	18,782
Yuexiu Property Co. Ltd.	160,000	31,554

		1,851,998
Hungary
MOL Hungarian Oil & Gas PLC	7,902	416,258
Indonesia
Adaro Energy Tbk PT	1,360,800	59,323
Bank Negara Indonesia Persero Tbk PT	80,800	28,399
Indofood Sukses Makmur Tbk PT	409,100	184,344
Lippo Karawaci Tbk PT	272,500	23,252
Matahari Putra Prima Tbk PT	128,100	27,448
Pembangunan Perumahan Persero Tbk PT	392,400	113,076
Summarecon Agung Tbk PT	200,600	25,772
Telekomunikasi Indonesia Persero Tbk PT	913,800	198,314
Unilever Indonesia Tbk PT	2,500	7,393
United Tractors Tbk PT	154,700	230,761

		898,082
Malaysia
Astro Malaysia Holdings Bhd	25,500	20,474
British American Tobacco Malaysia Bhd	15,200	268,925
IOI Corp. Bhd	41,200	45,676
KNM Group Bhd	685,300	103,557
MISC Bhd	15,400	31,398
Tenaga Nasional Bhd	57,500	183,302
Westports Holdings Bhd	81,100	85,034
YTL Power International Bhd	89,700	36,825

		775,191
Philippines
Energy Development Corp.	800,400	125,389
Globe Telecom, Inc.	2,645	149,216
Megaworld Corp.	83,000	8,598
Metro Pacific Investments Corp.	245,000	25,984

		309,187
	Shares	Value
Reference Entity — Long
Poland
Bank Handlowy w Warszawie SA	1,533	$37,637
Enea SA	29,721	116,139
KGHM Polska Miedz SA	1,227	30,835
PGE SA	51,019	239,690
Polski Koncern Naftowy Orlen SA	8,474	171,048
Polskie Gornictwo Naftowe i Gazownictwo SA	24,830	41,379
Tauron Polska Energia SA	219,992	221,055

		857,783
Qatar
Qatar National Bank	318	15,914
Russia
Alrosa AO	32,700	37,535
Gazprom OAO — ADR	21,333	98,073
Lukoil OAO — ADR	2,715	111,217
MMC Norilsk Nickel	317	48,310
Mobile Telesystems — ADR	2,879	23,608
Mobile TeleSystems OJSC	20,190	73,455
Moscow Exchange MICEX-RTS OAO	78,190	89,415
Rosneft Oil Co.	10,650	40,605
Sberbank of Russia	23,230	27,025
Sistema JSFC	55,400	18,640
Sistema JSFC — GDR	4,824	40,956
Surgutneftegas OAO	109,100	60,484
Surgutneftegas OAO — ADR	18,480	103,819
Tatneft OAO	7,230	35,024
Tatneft OAO, ADR	451	13,205

		821,371
South Africa
AngloGold Ashanti Ltd.	3,455	21,024
Barclays Africa Group Ltd.	6,012	88,385
Barloworld Ltd.	2,145	15,218
Bidvest Group Ltd.	1,042	25,302
Capitec Bank Holdings, Ltd.	235	8,652
Clicks Group, Ltd.	13,420	102,132
FirstRand Ltd.	94,643	408,862
Hyprop Investments, Ltd.	8,542	87,525
Investec Ltd.	2,630	23,816
Mediclinic International Ltd.	8,500	75,627
MMI Holdings Ltd.	8,543	19,888
Mondi, Ltd.	1,952	46,710
Mr. Price Group Ltd.	3,443	68,567
MTN Group Ltd.	22,925	381,673
Naspers Ltd., Class N	27	3,763
Netcare Ltd.	134,922	429,923
Pick n Pay Stores Ltd.	7,577	35,430
PSG Group Ltd.	699	11,033
Sappi Ltd.	8,131	26,700
Sasol Ltd.	150	5,178

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015	19

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Long
South Africa (concluded)
Sibanye Gold, Ltd.	68,273	$88,975
Standard Bank Group Ltd.	6,237	74,901
Telkom SA SOC, Ltd.	1,197	5,816
Truworths International Ltd.	5,669	38,311

		2,093,411
South Korea
Amorepacific Corp.	1,250	440,673
Amorepacific Group	367	61,230
Asiana Airlines, Inc.	9,533	48,474
BGF retail Co. Ltd.	90	15,342
CJ Corp.	51	13,356
Coway Co. Ltd.	50	4,174
DGB Financial Group, Inc.	702	6,736
Doosan Infracore Co. Ltd.	9,992	65,047
GOLFZON Co. Ltd.	129	12,138
GSretail Co. Ltd.	85	3,797
Hanssem Co. Ltd.	97	24,663
Hanwha Corp.	368	14,958
Hyosung Corp.	838	102,244
Hyundai Development Co-Engineering & Construction	71	4,269
Hyundai Engineering & Construction Co. Ltd.	977	28,738
Hyundai Mobis	2,667	486,558
Hyundai Steel Co.	2,350	117,313
Hyundai Wia Corp.	554	50,789
Kangwon Land, Inc.	2,754	100,593
KB Financial Group, Inc.	374	11,750
KEPCO Plant Service & Engineering Co. Ltd.	36	3,615
Kia Motors Corp.	880	33,010
Korea Electric Power Corp.	1,984	85,786
Korea Gas Corp.	2,246	81,135
Korea Investment Holdings Co. Ltd.	1,649	87,971
Korea Petrochemical Ind Co. Ltd.	738	114,069
KT Skylife Co. Ltd.	1,779	36,344
KT&G Corp.	69	6,486
LG Chem Ltd.	160	34,209
LG Display Co. Ltd.	3,284	62,073
LG Electronics, Inc.	1,718	59,568
LG Household & Health Care Ltd.	135	98,872
LG Innotek Co. Ltd.	78	5,464
LG Life Sciences, Ltd.	159	9,583
LOTTE Himart Co. Ltd.	586	32,105
Lotte Shopping Co. Ltd.	43	9,267
LS Corp.	1,293	43,418
Medy-Tox, Inc.	267	121,203
NCSoft Corp.	18	3,376
Neowiz Games Corp.	452	8,335
Orion Corp.	67	66,230
	Shares	Value
Reference Entity — Long
South Korea (concluded)
Poongsan Corp.	1,410	$31,760
POSCO	413	68,835
Posco ICT Co. Ltd.	1	4
Samsung Card Co. Ltd.	222	7,340
Samsung Electronics Co. Ltd.	611	619,894
Shinhan Financial Group Co. Ltd.	2,716	97,198
Shinsegae Co. Ltd.	143	25,423
SK C&C Co. Ltd.	116	30,443
SK Hynix, Inc.	4,549	143,659
SK Innovation Co. Ltd.	284	24,252
SK Networks Co. Ltd.	7,107	44,052
SKC Co. Ltd.	2,390	72,919
Sungwoo Hitech Co. Ltd.	9,115	70,263
Woori Bank	3,211	26,213
Yuhan Corp.	96	22,160

		3,899,376
Taiwan
Advanced Semiconductor Engineering, Inc.	65,000	75,460
AU Optronics Corp.	720,000	231,348
Catcher Technology Co. Ltd.	8,000	88,194
Cathay Financial Holding Co. Ltd.	15,000	24,244
China Airlines Ltd.	60,000	26,666
China Motor Corp.	12,000	8,727
Compeq Manufacturing Co. Ltd.	33,000	21,756
CTCI Corp.	113,000	171,529
Eclat Textile Co. Ltd.	3,000	43,888
Elan Microelectronics Corp.	18,000	18,756
Elite Advanced Laser Corp.	30,000	108,344
Everlight Electronics Co. Ltd.	51,000	67,399
Faraday Technology Corp.	21,000	21,307
Feng TAY Enterprise Co. Ltd.	19,000	106,316
First Financial Holding Co. Ltd.	118,215	63,732
Foxconn Technology Co. Ltd.	68,000	206,536
Fubon Financial Holding Co. Ltd.	58,000	105,817
Highwealth Construction Corp.	23,000	47,325
Hon Hai Precision Industry Co. Ltd.	166,200	477,963
Hon Hai Precision Industry Co. Ltd. — GDR	29,534	182,225
Hota Industrial Manufacturing Co. Ltd.	20,000	59,247
Innolux Corp.	1,212,311	421,467
King Yuan Electronics Co. Ltd.	298,000	201,004
Lite-On Technology Corp.	85,000	93,433
PChome Online, Inc.	11,000	152,843
Pegatron Corp.	103,000	289,504
Pou Chen Corp.	253,000	359,366
Powertech Technology, Inc.	36,000	67,508
Ruentex Industries Ltd.	36,000	75,404
Shin Kong Financial Holding Co. Ltd.	14,000	4,099

20	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Long
Taiwan (concluded)
Siliconware Precision Industries Co.	117,000	$132,856
SinoPac Financial Holdings Co. Ltd.	13,000	5,543
Sitronix Technology Corp.	52,000	127,666
Taiwan Fertilizer Co. Ltd.	6,000	8,794
Taiwan Paiho Ltd.	19,000	39,699
Taiwan Semiconductor Manufacturing Co. Ltd.	62,000	270,941
Transcend Information, Inc.	7,000	20,858
Uni-President Enterprises Corp.	21,000	36,949
United Microelectronics Corp.	64,000	22,876
Yuanta Financial Holding Co. Ltd.	187,250	88,990
Zhen Ding Technology Holding Ltd.	23,000	71,350

		4,647,929
Thailand
Advanced Info Service PCL	27,500	195,063
Airports of Thailand PCL	36,100	301,132
AP Thailand PCL	157,500	26,365
Bangkok Dusit Medical Services PCL	69,100	39,407
Bumrungrad Hospital PCL	11,400	65,984
Central Pattana PCL	100,500	134,732
Delta Electronics Thailand PCL	80,700	184,320
Glow Energy PCL, Foreign Registered Shares	20,700	52,418
Indorama Ventures PCL	76,900	57,819
Jasmine International PCL	50,700	7,192
Kasikornbank PCL, Foreign Registered Shares	31,700	160,397
Krung Thai Bank PCL	29,100	14,449
Nawarat Patanakarn PCL	6,576	312
Pruksa Real Estate PCL	66,400	45,403
PTT Global Chemical PCL, Foreign Registered Shares	52,300	89,693
PTT PCL	4,700	43,473
Sansiri PCL	131,100	6,398
Siam Cement PCL, Foreign Registered Shares	2,200	33,091
Siam Commercial Bank PCL	14,900	64,259
Thai Oil PCL	55,400	75,842
Thai Union Frozen Products PCL	77,800	41,720
TMB Bank PCL	280,600	18,630

		1,658,099
Turkey
Akbank TAS	5,467	14,595
Arcelik AS	17,063	89,899
Enka Insaat ve Sanayi AS	219,367	396,944
Eregli Demir ve Celik Fabrikalari TAS	56,134	84,064
	Shares	Value
Reference Entity — Long
Turkey (concluded)
KOC Holding AS	17,250	$76,507
Koza Altin Isletmeleri AS	16,554	139,288
TAV Havalimanlari Holding AS	37,178	282,444
Tekfen Holding	8,648	13,143
Tofas Turk Otomobil Fabrikasi AS	24,950	163,414
Tupras Turkiye Petrol Rafinerileri AS	8,223	213,654
Turk Hava Yollari	154,201	502,485
Turk Telekomunikasyon AS	66,207	164,377
Turkiye Garanti Bankasi AS	36,967	109,040
Turkiye Is Bankasi, Class C	51,906	100,936
Yapi ve Kredi Bankasi	3,000	4,114

		2,354,904
United Arab Emirates
DP World Ltd.	184	4,186
Emaar Malls Group PJSC	15,694	13,865
Emaar Properties PJSC	11,503	24,662

		42,713
United Kingdom
British American Tobacco PLC	2,452	145,097
Total Reference Entity — Long		28,769,019

Reference Entity — Short
Australia
BHP Billiton PLC	(4,512)	(82,393)
Brazil
BB Seguridade Participacoes SA	(5,500)	(51,804)
BR Properties SA	(2,100)	(6,961)
Cia de Transmissao de Energia Eletrica Paulista	(8,100)	(98,034)
Cielo SA	(42,440)	(542,035)
CPFL Energia SA	(1,400)	(7,883)
Duratex SA	(38,110)	(77,468)
EcoRodovias Infraestrutura e Logistica SA	(2,900)	(5,878)
Equatorial Energia SA	(700)	(7,156)
Itausa — Investimentos Itau SA	(57,450)	(140,942)
Klabin SA	(101,800)	(631,205)
Kroton Educacional SA	(8,700)	(24,393)
Localiza Rent a Car SA	(2,300)	(18,876)
Qualicorp SA	(3,100)	(18,425)
Tractebel Energia SA	(8,900)	(94,226)

		(1,725,286)
China
AAC Technologies Holdings, Inc.	(9,000)	(51,023)

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015	21

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Short
China (concluded)
Aluminum Corp. of China Ltd., Class H	(100,000)	$(34,544)
BBMG Corp.	(69,500)	(53,315)
CGN Power Co. Ltd.	(46,000)	(20,218)
China Coal Energy Co. Ltd.	(125,000)	(60,986)
China Longyuan Power Group Corp., Class H	(5,000)	(5,722)
China Minsheng Banking Corp., Ltd.	(1,500)	(1,686)
China Modern Dairy Holdings, Ltd.	(82,000)	(26,470)
China Molybdenum Co. Ltd., Class H	(91,000)	(58,754)
China National Building Material Co. Ltd., Class H	(6,000)	(4,540)
China Oilfield Services, Ltd.	(6,000)	(7,345)
China Shanshui Cement Group, Ltd.	(23,000)	(18,662)
China Shipping Container Lines Co. Ltd., Class H	(81,000)	(25,376)
Country Garden Holdings Co. Ltd.	(10,000)	(3,919)
GOME Electrical Appliances Holding, Ltd.	(69,000)	(11,959)
Guangshen Railway Co. Ltd.	(90,000)	(43,110)
Haitian International Holdings, Ltd.	(19,000)	(39,325)
Huadian Fuxin Energy Corp., Ltd.	(30,000)	(12,956)
Li Ning Co. Ltd.	(155,500)	(76,754)
Maanshan Iron & Steel Co. Ltd. Class H	(24,000)	(5,625)
Semiconductor Manufacturing International Corp.	(13,000)	(1,168)
Shui On Land Ltd.	(352,000)	(96,204)
Sichuan Expressway Co. Ltd.	(32,000)	(12,139)
Sinopec Engineering Group Co. Ltd.	(6,000)	(4,911)
SOHO China, Ltd.	(32,000)	(20,131)
Sunac China Holdings, Ltd.	(31,000)	(27,716)
Sunny Optical Technology Group Co. Ltd.	(79,000)	(152,148)
Tingyi Cayman Islands Holding Corp.	(2,000)	(3,849)
Want Want China Holdings, Ltd.	(23,000)	(23,829)
Xinyi Solar Holdings, Ltd.	(68,000)	(29,287)
Yanzhou Coal Mining Co. Ltd. Class H	(68,000)	(38,777)
Zijin Mining Group Co. Ltd., Class H	(84,000)	(22,445)

		(994,893)
Egypt
Global Telecom Holding, — GDR	(18,789)	(31,002)
	Shares	Value
Reference Entity — Short
Hong Kong
Beijing Enterprises Water Group Ltd.	(202,000)	$(150,782)
Brilliance China Automotive Holdings Ltd.	(32,000)	(42,388)
China Agri-Industries Holdings Ltd.	(12,000)	(5,226)
China Everbright International, Ltd.	(1,000)	(1,536)
China Gas Holdings, Ltd.	(8,000)	(14,026)
China Resources Gas Group, Ltd.	(4,000)	(12,195)
China Singyes Solar Technologies Holdings, Ltd.	(88,000)	(88,185)
CITIC, Ltd.	(5,000)	(8,955)
Far East Horizon, Ltd.	(7,000)	(6,524)
GCL-Poly Energy Holdings Ltd.	(29,000)	(5,863)
Geely Automobile Holdings, Ltd.	(35,000)	(14,695)
Kunlun Energy Co. Ltd.	(12,000)	(11,421)
Lee & Man Paper Manufacturing, Ltd.	(15,000)	(9,239)
Poly Property Group Co. Ltd.	(37,000)	(13,973)
Shanghai Industrial Holdings, Ltd.	(13,000)	(38,226)
Towngas China Co. Ltd.	(19,000)	(17,346)
WH Group, Ltd.	(84,500)	(54,124)

		(494,704)
India
Larsen & Toubro Ltd. — GDR	(11,657)	(320,427)
Reliance Industries, Ltd., — GDR	(4,742)	(147,713)

		(468,140)
Indonesia
Charoen Pokphand Indonesia Tbk PT	(55,700)	(10,425)
Tower Bersama Infrastructure Tbk PT	(201,400)	(124,721)

		(135,146)
Malaysia
Axiata Group BHD	(2,300)	(3,828)
CIMB Group Holdings BHD	(25,200)	(35,434)
Gamuda Bhd	(180,900)	(227,988)
IJM Corp. BHD	(3,100)	(5,520)
Sapurakencana Petroleum Bhd	(444,000)	(283,797)
UMW Holdings BHD	(41,600)	(108,772)

		(665,339)
Malta
Brait SE	(58,732)	(710,527)
Russia
NovaTek OAO — GDR	(882)	(87,644)
Polymetal International PLC	(546)	(3,857)
Rosneft Oil Co. OJSC	(22,686)	(87,044)

22	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Short
Russia (concluded)
Uralkali OJSC — GDR	(2,015)	$(26,603)

		(205,148)
South Africa
African Rainbow Minerals, Ltd.	(2,604)	(14,350)
Anglo American Platinum Ltd.	(277)	(5,764)
Aspen Pharmacare Holdings, Ltd.	(18,046)	(528,436)
Coronation Fund Managers, Ltd.	(3,572)	(21,849)
Discovery Holdings Ltd.	(4,903)	(52,535)
Exxaro Resources Ltd.	(845)	(4,992)
The Foschini Group Ltd.	(7,751)	(88,070)
Impala Platinum Holdings, Ltd.	(2,952)	(10,595)
Imperial Holdings, Ltd.	(1,369)	(18,374)
Life Healthcare Group Holdings, Ltd.	(96,932)	(286,012)
Nampak Ltd.	(84,295)	(212,197)
Rand Merchant Insurance Holdings, Ltd.	(4,944)	(17,314)
Remgro Ltd.	(467)	(9,656)
Resilient Property Income Fund, Ltd.	(28,059)	(222,737)
RMB Holdings, Ltd.	(3,167)	(17,090)
Steinhoff International Holdings, Ltd.	(2,870)	(17,352)
Woolworths Holdings, Ltd.	(80,651)	(631,730)

		(2,159,053)
South Korea
Daelim Industrial Co. Ltd.	(116)	(7,390)
Daewoo International Corp.	(2,988)	(52,865)
Daewoo Securities Co. Ltd.	(3,204)	(39,796)
Daou Technology, Inc.	(244)	(6,268)
Dongbu Insurance Co. Ltd.	(612)	(29,093)
Doosan Heavy Industries & Construction Co. Ltd.	(1,237)	(21,228)
GS Holdings	(978)	(38,096)
Halla Visteon Climate Control Corp.	(218)	(6,770)
Hanjin Transportation Co. Ltd.	(884)	(36,212)
Hankook Tire Co. Ltd.	(5,414)	(187,973)
Hanwha Chemical Corp.	(5,571)	(98,515)
Hanwha Life Insurance Co. Ltd.	(5,254)	(37,419)
Hotel Shilla Co. Ltd.	(34)	(3,657)
Hyundai Department Store Co. Ltd.	(764)	(96,488)
Hyundai Glovis Co. Ltd.	(357)	(59,605)
Hyundai Heavy Industries Co. Ltd.	(1,154)	(95,720)
Hyundai Marine & Fire Insurance Co. Ltd.	(381)	(10,343)
KCC Corp.	(22)	(9,197)
Kolao Holdings	(12,528)	(233,864)
Korea Aerospace Industries, Ltd.	(855)	(71,505)
	Shares	Value
Reference Entity — Short
South Korea (concluded)
Lotte Chilsung Beverage Co. Ltd.	(4)	$(7,731)
NAVER Corp.	(193)	(86,325)
S-Oil Corp.	(1,977)	(106,282)
Samsung Electro-Mechanics Co. Ltd.	(496)	(23,003)
Samsung Fine Chemicals Co. Ltd.	(85)	(2,500)
Samsung Fire & Marine Insurance Co. Ltd.	(171)	(40,906)
Samsung Heavy Industries Co. Ltd.	(14,980)	(176,907)
Samsung SDI Co. Ltd.	(1,769)	(129,897)
Samsung Securities Co. Ltd.	(540)	(24,329)
Samsung Techwin Co. Ltd.	(2,233)	(72,712)

		(1,812,596)
Taiwan
Advantech Co. Ltd.	(1,000)	(6,744)
Asustek Computer, Inc.	(10,000)	(90,374)
Compal Electronics, Inc.	(84,000)	(56,623)
Delta Electronics, Inc.	(33,000)	(162,326)
Epistar Corp.	(19,000)	(16,528)
Formosa Chemicals & Fibre Corp.	(7,000)	(16,587)
Hotai Motor Co. Ltd.	(25,000)	(320,633)
Inotera Memories, Inc.	(14,000)	(8,447)
MediaTek, Inc.	(32,000)	(336,389)
President Chain Store Corp.	(2,000)	(14,546)
Quanta Computer, Inc.	(32,000)	(61,954)
Radiant Opto-Electronics Corp.	(11,000)	(32,772)
Unimicron Technology Corp.	(165,000)	(77,915)
Vanguard International Semiconductor Corp.	(163,000)	(191,328)
Wistron Corp.	(668,000)	(437,149)
Yang Ming Marine Transport Corp.	(162,000)	(55,733)
Yulon Motor Co. Ltd.	(24,000)	(23,422)

		(1,909,470)
Thailand
Banpu PCL	(5,900)	(4,185)
Charoen Pokphand Foods PCL	(24,300)	(14,410)
CP ALL PCL	(490,300)	(667,737)
Home Product Center PCL	(187,059)	(33,171)
True Corp. PCL	(25,100)	(7,692)

		(727,195)
Turkey
BIM Birlesik Magazalar	(9,219)	(156,361)

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015	23

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

	Shares	Value
Reference Entity — Short
Turkey (concluded)
Emlak Konut Gayrimenkul Yatirim Ortakligi	(429,864)	$(402,400)

		(558,761)
United Kingdom
Anglo American PLC	(2,819)	(35,523)
Total Reference Entity — Short		(12,715,176)
Net Value of Reference Entity — UBS AG		16,053,843

24	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of July 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	—	$6,074,486	—	$6,074,486
Foreign Agency Obligations	—	2,999,392	—	2,999,392
Foreign Government Obligations	—	24,454,940	—	24,454,940
Investment Companies	$3,316,585	—	—	3,316,585
Short-Term Securities	23,244,838	—	—	23,244,838

Total	$26,561,423	$33,528,818	—	$60,090,241

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$918	$17,679	—	$18,597
Interest rate contracts	—	81,289	—	81,289
Liabilities:
Equity contracts	—	(2,007,859)	—	$(2,007,859)
Foreign currency exchange contracts		(849)		(849)

Total	$918	$(1,909,740)	—	$(1,908,822)

[1]     Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015	25

Consolidated Schedule of Investments (concluded)	BlackRock Emerging Market Allocation Portfolio

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$133,760	—	—	$133,760
Cash pledged as collateral for OTC derivatives	2,121,378	—	—	$2,121,378
Foreign currency at value	4,049	—	—	4,049

Total	$2,259,187	—	—	$2,259,187

During the period ended July 31, 2015, there were no transfers between levels.

26	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JULY 31, 2015

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: September 22, 2015